SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Jun. 30, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Present value of lease liabilities	$ 562,533
Leases Office Server Rooms Dormitory leases [Member]
Finite-Lived Intangible Assets [Line Items]
2022	352,688
2023	131,184
2024	5,098
Total lease payments	488,970
Less: Imputed interest	(37,935)
Present value of lease liabilities	$ 451,035